Income Taxes - Schedule of Effective Income Tax Rate Reconciliation Percent (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Effective Income Tax Rate Reconciliation Percent Abstract
Federal tax statutory rate	21.00%	21.00%
Temporary differences	0.00%	0.00%
Permanent differences	(2.00%)	(7.00%)
Valuation Allowance	(19.00%)	(14.00%)
Effective tax rate for federal income taxes, total	0.00%	0.00%